Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Debt amounts outstanding
As of June 30, 2015 and December 31, 2014, the Company had the following principal amounts of debt outstanding:

(In $ millions)	June 30, 2015	December 31, 2014
External debt agreements
Amended Senior Secured Credit Facilities	$2,909.2	$2,881.0
$1,450 facility	402.9	422.9
$420 facility	333.0	—
Sub-total external debt	$3,645.1	$3,303.9
Less current portion of long-term debt	(105.3)	(76.5)
Long-term external debt	$3,539.8	$3,227.4

Related party debt agreements
Rig Financing and Loan Agreements
West Vencedor Loan Agreement (previously $1,200 facility)	$65.8	$78.2
$440 facility	148.8	158.8
Sub-total Rig Financing Agreements	$214.6	$237.0

Other related party debt
$109.5 T-15 vendor financing facility	$109.5	$109.5
Total related party debt	$324.1	$346.5
Less current portion of related party debt	(145.8)	(40.4)
Long-term related party debt	$178.3	$306.1

Total external and related party debt	$3,969.2	$3,650.4

Schedule of Debt

Outstanding debt as of June 30, 2015
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Current portion of long-term debt	$251.1	$(9.1)	$242.0
Long-term debt	3,718.1	(55.2)	3,662.9
Total	$3,969.2	$(64.3)	$3,904.9

Outstanding debt as of December 31, 2014
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Current portion of long-term debt	$116.9	$(7.6)	$109.3
Long-term debt	3,533.5	(70.8)	3,462.7
Total	$3,650.4	$(78.4)	$3,572.0

Maturities of outstanding debt	The outstanding debt as of June 30, 2015 is repayable as follows:

(In US$ millions)	As of June 30,
2016	$251.1
2017	141.6
2018	503.2
2019	63.6
2020	63.6
2021 and thereafter	2,946.1
Total outstanding debt	$3,969.2